Intangible Assets - Additional Information (Detail) € in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Oct. 31, 2021 USD ($)	Jan. 31, 2021 USD ($)	Nov. 30, 2020 USD ($)	Oct. 31, 2019 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020	Dec. 11, 2020
Disclosure of detailed information about intangible assets [line items]
Intellectual property protection period					20 years	20 years
Impairment of intangible assets | €					€ 35.7
Horizon discovery agreement [member]
Disclosure of detailed information about intangible assets [line items]
CAR-T Therapies acquired						$ 1.0
Milestone Payments				$ 0.2		0.4
License Agreement With University Of Pennsylvania [Member]
Disclosure of detailed information about intangible assets [line items]
CAR-T Therapies acquired	$ 0.2
CorQuest LLC [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss on intangible assets and goodwill						$ 0.0
Discount Rate WACC [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage of estimated discount rate					13.40%	13.40%	14.80%
CorQuest LLC [member]
Disclosure of detailed information about intangible assets [line items]
Description of key assumptions					The recoverable amount associated to this CGU is calculated based on the fair value less costs to sell model using Level 3 fair value measurements for which the Group developed unobservable inputs and requires the use of assumptions. The calculations use cash flow projections based on business plan ending in 2040 based on probability of success of CYAD-02, CYAD-101 and CYAD-211 product candidates as well as extrapolations of projected cash flows resulting from the future expected sales on CYAD-101 and CYAD-211 and sublicense income associated with CYAD-02. CGU recoverable value, determined accordingly, exceeds its carrying amount	The recoverable amount associated to this CGU is calculated based on the fair value less costs to sell model using Level 3 fair value measurements for which the Group developed unobservable inputs and requires the use of assumptions. The calculations use cash flow projections based on business plan ending in 2040 based on probability of success of CYAD-02, CYAD-101 and CYAD-211 product candidates as well as extrapolations of projected cash flows resulting from the future expected sales on CYAD-101 and CYAD-211 and sublicense income associated with CYAD-02. CGU recoverable value, determined accordingly, exceeds its carrying amount
C-Cure [member]
Disclosure of detailed information about intangible assets [line items]
Percentage of impairment allowances carry forward					100.00%	100.00%
HeartXs assets [member]
Disclosure of detailed information about intangible assets [line items]
Percentage of impairment allowances carry forward					100.00%	100.00%
CYAD-211 [member] | Horizon discovery agreement [member]
Disclosure of detailed information about intangible assets [line items]
Milestone Payments			$ 0.2
Licences [member]
Disclosure of detailed information about intangible assets [line items]
CAR-T Therapies acquired		$ 0.1
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Percenatge of decrease in projected revenue and higher discount rate based on assumption constant								20.00%
Percentage of change in projected revenue and higher discount rate based on assumption constant					20.00%	20.00%
Bottom of range [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization period					3 years	3 years
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Percenatge of decrease in projected revenue and higher discount rate based on assumption constant								10.00%
Percentage of change in projected revenue and higher discount rate based on assumption constant					10.00%	10.00%
Top of range [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization period					5 years	5 years